Comprehensive Income and Shareholders Equity (Tables)	12 Months Ended
Dec. 31, 2013
Comprehensive Income and Shareholders Equity Disclosure [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
(In millions)	Currency Translation Adjustment	Unrealized Gains (Losses) on Available-for-Sale Investments	Unrealized Gains (Losses) on Hedging Instruments	Pension and Other Postretirement Benefit Liability Adjustment	Total

Balance at December 31, 2012	$87.4	$7.7	$(32.9)	$(212.6)	$(150.4)
Other comprehensive income (loss) before reclassifications	24.6	1.6	5.8	38.2	70.2
Amounts reclassified from accumulated other comprehensive items	—	(8.0)	3.2	7.8	3.0

Net other comprehensive items	24.6	(6.4)	9.0	46.0	73.2

Balance at December 31, 2013	$112.0	$1.3	$(23.9)	$(166.6)	$(77.2)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
		Year Ended
	Affected Line Item in the	December 31,	December 31,	December 31,
(In millions)	Statement of Income	2013	2012	2011

Amounts Reclassified From Accumulated Other Comprehensive Items
Unrealized gains and losses on
available-for-sale investments:
Realized gain on sale or transfer
of available-for-sale investments	Other Expense, Net	$(10.5)	$—	$0.1
Tax provision	Provision for Income Taxes	2.5	—	—

		(8.0)	—	0.1

Unrealized gains and losses on
hedging instruments:
Realized loss on interest rate
swaps and locks	Other Expense, Net	5.4	5.3	2.1
Tax benefit	Provision for Income Taxes	(2.2)	(2.0)	(0.8)

		3.2	3.3	1.3

Pension and other postretirement
benefit liability adjustment:
Amortization of actuarial losses	Net Periodic Benefit Cost -	11.5	6.9	3.1
Amortization of prior service benefit	see Note 6 for details	(0.1)	(0.1)	(0.1)

Total before tax		11.4	6.8	3.0
Tax benefit	Provision for Income Taxes	(3.6)	(2.4)	(1.1)

		7.8	4.4	1.9

Total reclassifications		$3.0	$7.7	$3.3